Supplementary Balance Sheet Information - (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Raw materials	$ 2,425			$ 2,419	$ 2,331
Work-in-process	2,285			2,307	2,094
Finished goods	1,154			1,056	1,529
Total inventories	5,864			5,782	5,954
Less reserve for excess and obsolete inventories	(381)			(380)	(453)
Total inventories, net	5,483			5,402	5,501
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	59,166			59,438	63,883
Accumulated depreciation	(38,591)			(37,793)	(35,518)
Total property and equipment, net	20,575			21,645	28,365
Depreciation	1,526	$ 1,910		7,331	7,903
Proceeds from sale of property and equipment			$ 2,000
Proceeds from sale of buildings			1,000
Loss on sale of buildings			$ 500	507	0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount				11,830	16,574
Accumulated Amortization				(6,602)	(8,744)
Intangible Assets, Net				5,228	7,830
Amortization of intangible assets	283	$ 357		1,377	1,494
Amortization expense for intangible assets, 2019				1,100
Amortization expense for intangible assets, 2020				1,100
Amortization expense for intangible assets, 2021				1,000
Amortization expense for intangible assets, 2022				500
Amortization expense for intangible assets, 2023				500
Amortization expense for intangible assets, thereafter				1,000
Accrued Liabilities, Current [Abstract]
Professional fees				358	506
Sales and property taxes payable				324	404
Current portion of capital lease obligation				786	796
Facilities and related costs				259	153
Outside services and consulting				135	146
Payable to former DMS Health stockholders				0	170
Other accrued liabilities				403	740
Total other current liabilities	2,474			2,265	2,915
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	1,989			1,989	2,946
Computer hardware and software [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	4,489			4,490	4,615
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	550			550	1,170
Machinery and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 52,138			$ 52,409	$ 55,152
Noncompete Agreements [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Weighted-Average Useful Life (years)				5 years	5 years
Gross Carrying Amount				$ 181	$ 251
Accumulated Amortization				(138)	(155)
Intangible Assets, Net				$ 43	$ 96
Trademarks [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Weighted-Average Useful Life (years)				6 years	6 years 4 months 24 days
Gross Carrying Amount				$ 3,055	$ 3,654
Accumulated Amortization				(1,577)	(1,314)
Intangible Assets, Net				$ 1,478	$ 2,340
Patents [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Weighted-Average Useful Life (years)				15 years	15 years
Gross Carrying Amount				$ 141	$ 141
Accumulated Amortization				(136)	(134)
Intangible Assets, Net				$ 5	$ 7
Customer Relationships [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Weighted-Average Useful Life (years)				9 years 9 months 18 days	9 years 7 months 6 days
Gross Carrying Amount				$ 8,453	$ 10,363
Accumulated Amortization				(4,751)	(4,976)
Intangible Assets, Net				$ 3,702	$ 5,387
Distribution Rights [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Weighted-Average Useful Life (years)					3 years 3 months
Gross Carrying Amount					$ 2,165
Accumulated Amortization					(2,165)
Intangible Assets, Net					$ 0